NPF Core Equity ETF

(Cboe BZX Exchange, Inc.: NPFE)

Schedule of Investments

April 30, 2026

NPF Core Equity ETF

SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.92%
Banking - 0.24%
AIB Group PLC - ADR	361	$8,256
Banco Bilbao Vizcaya Argentaria SA - Sponsored ADR	401	8,870
Banco Santander SA - Sponsored ADR	1,403	17,103
Bank of America Corp.	1,311	70,086
Barclays PLC - Sponsored ADR	286	6,695
BNP Paribas SA - Sponsored ADR	205	10,760
Citigroup, Inc.	351	44,921
Commonwealth Bank of Australia - Sponsored ADR	10	1,266
DBS Group Holdings Ltd. - Sponsored ADR	14	2,596
DNB Bank ASA	158	4,791
Fifth Third Bancorp	6,731	341,666
First Internet Bancorp	2,102	48,178
First Merchants Corp.	6,840	276,610
HDFC Bank Ltd. - Sponsored ADR	279	7,089
HSBC Holdings PLC - Sponsored ADR	19	1,745
Huntington Bancshares, Inc.	1,038	17,397
ICICI Bank Ltd. - Sponsored ADR	88	2,340
ING Groep NV - Sponsored ADR	78	2,257
KeyCorp	2,585	57,154
Lloyds Banking Group PLC	360	1,959
Mercantile Bank Corp.	826	42,382
NU Holdings Ltd., Class A(a)	634	9,180
PNC Financial Services Group, Inc.	247	55,081
Regions Financial Corp.	1,113	31,776
Societe Generale SA - Sponsored ADR	316	5,069
Svenska Handelsbanken AB - ADR	490	3,469
Truist Financial Corp.	122	6,283
UniCredit SpA - ADR	1,572	60,789
United Overseas Bank Ltd. - Sponsored ADR	200	11,411
US Bancorp	851	48,218
Wells Fargo & Co.	969	79,681
Wintrust Financial Corp.	1,435	216,068
		1,501,146
Consumer Discretionary Products - 0.10%
BYD Co. Ltd. - ADR	27	360
Cie Financiere Richemont SA - ADR	148	2,817
Ferrari NV	1	347
Ford Motor Co.	1,001	12,092
General Motors Co.	19	1,461
Gentex Corp.	23,050	532,686
Haier Smart Home Co. Ltd. - ADR	174	1,964
Hermes Intl. SCA - ADR	93	17,750
HNI Corp.	283	10,341
Kontoor Brands, Inc.	22	1,614
Masco Corp.	400	28,728
Mercedes-Benz Group AG - ADR	311	4,513
Midea Group Co. Ltd.	239	2,769
Ralph Lauren Corp., Class A	4	1,435
Tapestry, Inc.	12	1,740
Toyota Motor Corp. - Sponsored ADR	60	11,557
		632,174
	Shares	Value
COMMON STOCKS - 99.92% (continued)
Consumer Discretionary Services - 0.19%
Carnival Corp.	100	$2,651
Darden Restaurants, Inc.	124	24,869
Domino's Pizza, Inc.	3	1,018
Marriott Intl., Inc., Class A	114	41,233
McDonald's Corp.	1,711	502,332
Royal Caribbean Cruises Ltd.	29	7,649
Starbucks Corp.	5,432	572,153
TKO Group Holdings, Inc., Class A	6	1,117
Yum! Brands, Inc.	9	1,437
		1,154,459
Consumer Staple Products - 0.34%
Altria Group, Inc.	777	56,449
British American Tobacco PLC - Sponsored ADR	239	14,053
Church & Dwight Co., Inc.	5,505	534,315
Coca-Cola Co.	6,946	547,067
Coca-Cola Europacific Partners PLC	1,194	112,917
Coca-Cola Femsa SAB de CV - Sponsored ADR	78	7,923
Colgate-Palmolive Co.	131	11,182
Diageo PLC - Sponsored ADR	500	40,325
Estee Lauder Cos., Inc., Class A	3	230
J M Smucker Co.	66	6,470
Kimberly-Clark Corp.	84	8,268
Kraft Heinz Co.	49	1,110
L'Oreal SA - ADR	31	2,669
Mondelez Intl. Inc, Class A	2,899	178,115
Monster Beverage Corp.(a)	31	2,389
Nestle SA - Sponsored ADR	324	32,880
PepsiCo, Inc.	2,063	326,965
Philip Morris Intl., Inc.	658	108,616
Procter & Gamble Co.	727	106,934
Tyson Foods, Inc., Class A	453	29,024
		2,127,901
Financial Services - 2.19%
Adyen NV - ADR(a)	400	4,500
Ally Financial, Inc.	4,304	191,055
American Express Co.	595	192,215
Apollo Global Management, Inc.	12	1,545
Ares Capital Corp.	234	4,483
Ares Management Corp., Class A	9	1,057
Blackrock, Inc.	1,313	1,399,133
Brookfield Asset Management Ltd., Class A	266	12,771
Brookfield Corp.	410	18,499
Capital One Financial Corp.	296	56,625
Charles Schwab Corp.	66	6,048
CME Group, Inc.	271	77,999
Evercore, Inc., Class A	14	4,498
FactSet Research Systems, Inc.	45	10,241
Fidelity National Financial, Inc.	257	13,441
Goldman Sachs Group, Inc.	392	362,118
Hong Kong Exchanges & Clearing Ltd. - ADR	63	3,363
Jack Henry & Associates, Inc.	400	61,500
LPL Financial Holdings, Inc.	81	27,065

See Notes to Schedule of Investments.

2

NPF Core Equity ETF

SCHEDULE OF INVESTMENTS

April 30, 2026 (Continued) (Unaudited)

	Shares	Value
COMMON STOCKS - 99.92% (continued)
Financial Services - 2.19% (continued)
Moody's Corp.	23,804	$10,993,877
Morgan Stanley	279	53,175
MSCI, Inc.	5	2,957
S&P Global, Inc.	38	16,387
State Street Corp. - ADR	21	3,210
T Rowe Price Group, Inc.	6	617
UBS Group AG	241	10,580
		13,528,959
Health Care - 13.12%
Abbott Laboratories	147,206	13,364,833
AbbVie, Inc.	3,991	843,378
Abivax SA - ADR(a)	12	1,409
Alcon AG	20	1,497
Arrowhead Pharmaceuticals, Inc.(a)	3	220
AstraZeneca PLC	128	23,983
Becton Dickinson & Co.	9	1,341
Boston Scientific Corp.(a)	24	1,383
Bristol-Myers Squibb Co.	1,347	81,615
Cardinal Health, Inc.	7	1,350
Cencora, Inc.	233	71,766
Cigna Group	21	6,102
CVS Health Corp.	276	22,988
Danaher Corp.	93,062	16,653,445
DENTSPLY SIRONA, Inc.	3,303	38,810
Edwards Lifesciences Corp.(a)	498	41,583
Eli Lilly & Co.	592	553,283
EssilorLuxottica SA - ADR	11	1,172
Exelixis, Inc.(a)	15	667
Galderma Group AG - ADR	219	9,185
GE HealthCare Technologies, Inc.	66	4,015
Gilead Sciences, Inc.	26	3,402
IDEXX Laboratories, Inc.(a)	7	3,926
Illumina, Inc.(a)	41	5,196
Intuitive Surgical, Inc.(a)	952	435,645
Johnson & Johnson	82,586	18,982,392
McKesson Corp.	56	45,651
Medline, Inc., Class A(a)	5	222
Medtronic PLC	79	6,396
Merck & Co., Inc.	144,869	15,816,797
Natera, Inc.(a)	112	23,090
Novartis AG - Sponsored ADR	85	12,567
Novo Nordisk A/S - Sponsored ADR	351	14,819
Pfizer, Inc.	3,611	96,414
Regeneron Pharmaceuticals, Inc.	2	1,414
Sanofi SA - ADR	12	559
Solventum Corp.(a)	50	3,368
Sonic Healthcare Ltd. - Sponsored ADR	41	589
Stryker Corp.	14,095	4,441,757
Thermo Fisher Scientific, Inc.	19,570	9,373,247
UCB SA - ADR	8	1,074
UnitedHealth Group, Inc.	114	42,235
Vertex Pharmaceuticals, Inc.(a)	9	3,846
Viatris, Inc.	26	388
Waters Corp.(a)	1	309
		81,039,328
	Shares	Value
COMMON STOCKS - 99.92% (continued)
Industrial Products - 7.33%
3M Co.	1,138	$166,740
ABB Ltd. - Sponsored ADR	24	2,411
Acuity, Inc.	2	580
Airbus SE - ADR	97	4,994
Allison Transmission Holdings, Inc.	194,752	26,164,931
Amphenol Corp., Class A	5,109	752,402
BAE Systems PLC - Sponsored ADR	403	44,999
Boeing Co.(a)	50	11,452
BWX Technologies, Inc.	260	56,261
Carrier Global Corp.	4,352	292,324
Deere & Co.	237	139,799
Dover Corp.	355	80,376
Eaton Corp. PLC	7,379	3,195,181
Emerson Electric Co.	127	17,836
General Dynamics Corp.	14	4,820
General Electric Co.	659	191,064
Graco, Inc.	12	963
HEICO Corp.	16	4,319
HEICO Corp., Class A	6	1,254
Hitachi Ltd. - ADR	229	7,255
Honeywell Intl., Inc.	10	2,143
Howmet Aerospace, Inc.	107	26,005
Hubbell, Inc., Class B	566	287,624
Johnson Controls Intl. PLC	459	67,028
Kawasaki Heavy Industries Ltd. - Sponsored ADR	653	5,387
Komatsu Ltd. - Sponsored ADR	179	7,679
Lennox Intl. Inc	2	1,070
Lincoln Electric Holdings, Inc.	671	177,815
Lockheed Martin Corp.	200	103,594
Middleby Corp.(a)	141	19,791
Mitsubishi Heavy Industries Ltd.	66	1,961
Nordson Corp.	17,945	5,176,235
Otis Worldwide Corp.	1,975	153,813
Parker-Hannifin Corp.	201	182,793
Rheinmetall AG - ADR	22	6,981
Rockwell Automation, Inc.	158	64,608
Rolls-Royce Holdings PLC - Sponsored ADR	12,155	196,182
Saab AB - ADR	2,332	71,009
TE Connectivity PLC	4	847
Trane Technologies PLC	5	2,463
Trimble, Inc.(a)	110,173	7,416,846
Veralto Corp.	137	12,083
Vertiv Holdings Co., Class A	306	100,518
Volvo AB - ADR	161	5,645
Westinghouse Air Brake Technologies Corp.	9	2,429
Xylem, Inc.	100	11,816
		45,244,326
Industrial Services - 7.67%
Canadian National Railway Co.	1,251	140,275
Canadian Pacific Kansas City Ltd.	7	609
Cintas Corp.	12	2,097
CSX Corp.	2,939	133,519
Deutsche Post AG - ADR	174	5,148
Everus Construction Group, Inc.(a)	23	3,391
Fluor Corp.(a)	1,001	53,403
GFL Environmental, Inc.	31	1,243

See Notes to Schedule of Investments.

3

NPF Core Equity ETF

SCHEDULE OF INVESTMENTS

April 30, 2026 (Continued) (Unaudited)

	Shares	Value
COMMON STOCKS - 99.92% (continued)
Industrial Services - 7.67% (continued)
H&R Block, Inc.	12	$381
Knight-Swift Transportation Holdings, Inc., Class A	135,700	8,806,930
Norfolk Southern Corp.	977	308,566
Old Dominion Freight Line, Inc.	14	2,974
Quanta Services, Inc.	4,927	3,585,723
Rollins, Inc.	13	724
TopBuild Corp.(a)	40	17,708
Union Pacific Corp.	59,997	16,167,992
United Airlines Holdings, Inc.(a)	19	1,710
United Parcel Service, Inc., Class B	123	13,382
United Rentals, Inc.	70	67,189
Waste Management, Inc.	77,606	18,047,275
WW Grainger, Inc.	3	3,484
		47,363,723
Insurance - 3.50%
Aflac, Inc.	56	6,366
Allstate Corp.	75	16,295
American Intl. Group, Inc.	4	299
Aon PLC, Class A	150	46,747
Arthur J Gallagher & Co.	153	31,579
Assurant, Inc.	379	89,546
Berkshire Hathaway, Inc., Class B(a)	44,586	21,115,930
Chubb Ltd.	61	19,947
Cincinnati Financial Corp.	801	131,044
F&G Annuities & Life, Inc.	15	430
Hartford Insurance Group, Inc.	23	3,147
Manulife Financial Corp.	150	5,893
Marsh & McLennan Cos., Inc.	587	98,446
Muenchener Rueckversicherungs-Gesellschaft AG - ADR	295	3,693
Old Republic Intl. Corp.	416	16,619
Swiss Life Holding AG - ADR	23	1,359
Tokio Marine Holdings, Inc. - ADR	203	9,297
Travelers Cos., Inc.	36	10,985
Unum Group	69	5,546
Zurich Insurance Group AG - ADR	352	12,225
		21,625,393
Materials - 11.06%
Agnico Eagle Mines Ltd.	221	41,594
Air Products and Chemicals, Inc.	34	10,202
Anglogold Ashanti PLC	230	21,558
Ball Corp.	474,646	28,991,378
Cameco Corp.	876	107,783
Carlisle Cos., Inc.	2	711
Cie de Saint-Gobain SA - ADR	323	5,901
Commercial Metals Co.	661	45,583
Corteva, Inc.	189	15,311
CRH PLC	52	6,158
DuPont de Nemours, Inc.	130	5,936
Ecolab, Inc.	34,255	8,926,853
Franco-Nevada Corp.	115	26,489
Freeport-McMoRan, Inc., Class B	1,104	63,789
Heidelberg Materials AG	77	3,408
Linde PLC	36,489	18,286,097
MDU Resources Group, Inc.	94	2,118
	Shares	Value
COMMON STOCKS - 99.92% (continued)
Materials - 11.06% (continued)
Newmont Corp.	218	$24,218
Nucor Corp.	1,401	315,631
Nutrien Ltd.	79	6,004
PPG Industries, Inc.	188	20,398
Ramaco Resources, Inc., Class A(a)	500	7,425
Rio Tinto PLC - Sponsored ADR	34	3,416
Sherwin-Williams Co.	34,633	11,138,319
Steel Dynamics, Inc.	15	3,430
UFP Industries, Inc.	1,301	116,426
UPM-Kymmene Oyj - ADR	21	627
Vulcan Materials Co.	190	57,331
Wheaton Precious Metals Corp.	200	25,292
Zijin Mining Group Co. Ltd. - ADR	137	12,600
		68,291,986
Media - 7.21%
Airbnb, Inc., Class A(a)	1	140
Alphabet, Inc., Class A	100,622	38,719,346
Alphabet, Inc., Class C	9,483	3,621,937
Booking Holdings, Inc.	25	4,209
Comcast Corp., Class A	940	25,418
Electronic Arts, Inc.	5	1,012
Fox Corp., Class B	71	4,048
Liberty Formula One, Class C(a)	14	1,203
Match Group, Inc.	32	1,197
Meta Platforms, Inc., Class A	3,163	1,935,471
Netflix, Inc.(a)	431	40,346
Omnicom Group, Inc.	16	1,228
Pinterest, Inc., Class A(a)	29	570
Prosus NV - Sponsored ADR	349	3,354
Reddit, Inc., Class A(a)	25	3,681
Roku, Inc., Class A(a)	10	1,166
Spotify Technology SA(a)	24	10,717
Tencent Holdings Ltd. - ADR	81	4,943
Uber Technologies, Inc.(a)	9	671
VeriSign, Inc.	22	5,911
Versant Media Group, Inc.	24	965
Walt Disney Co.	1,157	120,039
Warner Bros Discovery, Inc.(a)	209	5,653
		44,513,225
Oil & Gas - 0.34%
Antero Midstream Corp.	75	1,640
BP PLC - Sponsored ADR	328	15,541
Chevron Corp.	2,439	471,483
ConocoPhillips	4,402	553,684
Coterra Energy, Inc.	43	1,544
Devon Energy Corp.	555	28,510
DT Midstream, Inc.	99	14,651
Enbridge, Inc.	296	16,404
EOG Resources, Inc.	6	843
EQT Corp.	250	15,020
Exxon Mobil Corp.	1,185	182,881
Kinder Morgan, Inc.	5,004	164,481
Marathon Petroleum Corp., Class A	286	71,011
Petroleo Brasileiro SA - Sponsored ADR	75	1,652
Phillips 66	630	112,865
SLB Ltd.	450	25,596

See Notes to Schedule of Investments.

4

NPF Core Equity ETF

SCHEDULE OF INVESTMENTS

April 30, 2026 (Continued) (Unaudited)

	Shares	Value
COMMON STOCKS - 99.92% (continued)
Oil & Gas - 0.34% (continued)
Suncor Energy, Inc.	56	$3,834
Targa Resources Corp.	106	27,568
Texas Pacific Land Corp.	330	146,411
TotalEnergies SE	553	51,269
Valero Energy Corp.	708	178,827
Williams Cos., Inc.	457	34,874
		2,120,589
Real Estate - 0.06%
AvalonBay Communities, Inc.	154	28,182
Crown Castle, Inc.	1	89
Digital Realty Trust, Inc.	131	26,323
Healthpeak Properties, Inc.	94	1,520
Mid-America Apartment Communities, Inc.	17	2,196
Realty Income Corp.	1,344	86,339
Tanger, Inc.	388	14,387
VICI Properties, Inc.	119	3,475
Welltower, Inc.	1,034	224,730
		387,241
Renewable Energy - 0.01%
First Solar, Inc.(a)	297	59,961

Retail & Wholesale - Discretionary - 5.80%
Alibaba Group Holding Ltd. - Sponsored ADR	250	32,970
Amazon.com, Inc.(a)	88,454	23,445,617
Burlington Stores, Inc.(a)	2	640
Copart, Inc.(a)	14,012	463,937
Dick's Sporting Goods, Inc.	34	7,715
eBay, Inc.	21	2,173
Home Depot, Inc.	16,568	5,447,558
Industria de Diseno Textil SA - ADR	314	4,688
Lands' End, Inc.(a)	16	181
LKQ Corp.	8,407	265,493
Lowe's Cos., Inc.	117	27,938
MercadoLibre, Inc.(a)	16	28,682
O'Reilly Automotive, Inc.(a)	1,016	100,990
QXO, Inc.(a)	216	4,335
Ross Stores, Inc.	4	911
Sea Ltd. - ADR(a)	235	19,947
TJX Cos., Inc.	37,912	5,942,706
Tractor Supply Co.	100	3,510
Williams-Sonoma, Inc.	4	725
		35,800,716
Retail & Wholesale - Staples - 0.03%
PriceSmart, Inc.	61	9,572
Sysco Corp.	1,826	136,420
Target Corp.	29	3,763
	Shares	Value
COMMON STOCKS - 99.92% (continued)
Retail & Wholesale - Staples - 0.03% (continued)
Tesco PLC - Sponsored ADR	236	$4,637
		154,392
Software & Tech Services - 19.20%
Accenture PLC, Class A	184	32,883
Adobe, Inc.(a)	16,041	3,947,690
Autodesk, Inc.(a)	6	1,422
Automatic Data Processing, Inc.	684	144,967
Cadence Design Systems, Inc.(a)	22	7,251
CDW Corp.	2,661	364,318
Cloudflare, Inc., Class A(a)	27	5,534
Crowdstrike Holdings, Inc., Class A(a)	35	15,601
Dropbox, Inc., Class A(a)	20	486
EPAM Systems, Inc.(a)	65,331	7,433,361
Fiserv, Inc.(a)	544	34,082
Fortinet, Inc.(a)	17	1,433
Fujitsu Ltd. - ADR	64	1,280
Gartner, Inc.(a)	58	8,612
HubSpot, Inc.(a)	10,870	2,410,531
Intl. Business Machines Corp.	226	52,201
Intuit, Inc.	19	7,382
Mastercard, Inc., Class A	17,860	8,982,151
Microsoft Corp.	139,887	57,043,121
MongoDB, Inc.(a)	2	502
Palo Alto Networks, Inc.(a)	244	43,754
Paychex, Inc.	4,504	417,206
PayPal Holdings, Inc.	162	8,123
Salesforce, Inc.	154	27,186
SAP SE - Sponsored ADR	73	12,373
ServiceNow, Inc.(a)	231	20,400
Shopify, Inc., Class A(a)	167	20,229
Snowflake, Inc., Class A(a)	70	9,553
Sprout Social, Inc., Class A(a)	5,505	33,030
SS&C Technologies Holdings, Inc.	76,751	5,318,844
Synopsys, Inc.(a)	13	6,274
Tyler Technologies, Inc.(a)	13,393	4,568,888
Veeva Systems, Inc., Class A(a)	651	101,536
Verisk Analytics, Inc., Class A	49,663	9,162,327
Visa, Inc., Class A	55,658	18,358,235
		118,602,766
Tech Hardware & Semiconductors - 21.42%
Advanced Micro Devices, Inc.(a)	394	139,669
Advantest Corp. - Sponsored ADR	68	12,716
Analog Devices, Inc.	486	195,498
Apple, Inc.	13,581	3,685,204
Applied Materials, Inc.	64,870	25,590,566
Arista Networks, Inc.(a)	21,709	3,749,361
ASE Technology Holding Co. Ltd. - ADR	2,049	64,359
ASML Holding NV	15	21,585
Astera Labs, Inc.(a)	35	6,816
Broadcom, Inc.	1,146	478,375
Coherent Corp.(a)	86,795	27,749,229
F5, Inc.(a)	6	1,943
HP, Inc.	165	3,442
Intel Corp.(a)	671	63,396
KLA Corp.	5,578	9,763,452
Lam Research Corp.	318	81,999

See Notes to Schedule of Investments.

5

NPF Core Equity ETF

SCHEDULE OF INVESTMENTS

April 30, 2026 (Continued) (Unaudited)

	Shares	Value
COMMON STOCKS - 99.92% (continued)
Tech Hardware & Semiconductors - 21.42% (continued)
Microchip Technology, Inc.	78	$7,247
Monolithic Power Systems, Inc.	3	4,843
Motorola Solutions, Inc.	24,705	10,846,236
NetApp, Inc.	25	2,769
NVIDIA Corp.	111,890	22,329,887
NXP Semiconductors NV	1	294
ON Semiconductor Corp.(a)	110	11,089
QUALCOMM, Inc.	681	122,294
Semtech Corp.(a)	411	43,176
Taiwan Semiconductor Manufacturing
Co. Ltd. - Sponsored ADR	59,442	23,542,599
Teradyne, Inc.	7	2,404
Texas Instruments, Inc.	441	123,956
Zebra Technologies Corp., Class A(a)	15,973	3,614,051
		132,258,455
Telecommunications - 0.01%
AT&T, Inc.	941	24,588
Deutsche Telekom AG - Sponsored ADR	151	4,876
NTT, Inc. - ADR	290	7,046
SoftBank Corp. - ADR	579	8,170
SoftBank Group Corp. - ADR	368	6,256
T-Mobile US, Inc.	6	1,173
Verizon Communications, Inc.	667	32,036
		84,145
Utilities - 0.10%
American Electric Power Co., Inc.	35	4,799
Atmos Energy Corp.	18	3,420
CMS Energy Corp.	65	4,988
Consolidated Edison, Inc.	801	89,303
Dominion Energy, Inc.	901	58,115
DTE Energy Co.	100	15,169
Duke Energy Corp.	804	104,158
Entergy Corp.	374	44,098
Evergy, Inc.	19	1,574
FirstEnergy Corp.	661	31,411
Iberdrola SA - Sponsored ADR	96	9,015
National Fuel Gas Co.	200	16,876
NextEra Energy, Inc.	610	59,707
NRG Energy, Inc.	29	4,512
Ormat Technologies, Inc.	140	16,086
PPL Corp.	112	4,193
Public Service Enterprise Group, Inc.	60	4,900
Talen Energy Corp.(a)	92	34,263
UGI Corp.	149	5,377
Vistra Corp.	170	26,833
WEC Energy Group, Inc.	304	35,854
Xcel Energy, Inc.	187	15,512
		590,163
TOTAL COMMON STOCKS
(Cost $359,499,851)		617,081,048
	Shares	Value
RIGHTS - 0.00%(a)
Hologic CVR 2027 Subscription Price $0.01, Expires 12/31/2049	2,006	$–

TOTAL RIGHTS
(Cost $—)		–

	Shares	Value
MONEY MARKET FUNDS - 0.10%
State Street Institutional US Government Money Market Fund, Institutional Class, 3.35% (7-day yield)(b)	610,349	610,349

TOTAL MONEY MARKET FUNDS
(Cost $610,349)		610,349

TOTAL INVESTMENTS - 100.02%
(Cost $360,110,200)		$617,691,397

Liabilities in Excess of Other Assets - (0.02)%		(118,616)

NET ASSETS - 100.00%		$617,572,781

(a)	Non-income producing security.
(b)	Rate disclosed is a 7-Day Yield as of April 30, 2026.

Investment Abbreviations:

AB – Aktiebolag (Swedish: Limited Liability Company)

ADR - American Depositary Receipt

AG - Aktiengesellschaft (German: Stock Corporation)

ASA - Allnennaksjegelskap (Norwegian: Public LImited Company)

A/S - Aktieselskab (Danish: Joint Stock Company)

CVR - Contingent Value Right

Ltd. – Limited

NV - Naamloze Vennootschap (Dutch: Public Limited Company)

Oyj - Julkinen Osakeyhtiö (Finnish: Public Limited Company) PLC - Public Limited Company

SA - Sociedad Anónima (Portuguese/Spanish: Public Limited Company)

SA - Société Anonyme (French: Public Limited Company)

SAB de CV - Sociedad Anónima Bursátil de Capital Variable (Spanish: Publicly Traded Company)

SCA - Société en Commandite (French: Limited Partnership)

SE - Société Européenne (French: European Society/Company)

SpA - Società per azioni (Italian: Joint Stock Company)

See Notes to Schedule of Investments.

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NPF Core Equity ETF

NOTES TO SCHEDULE OF INVESTMENTS

April 30, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. This schedule of investments relates to one series of the Trust, NPF Core Equity ETF (the “Fund”). The Fund’s investment objective is to provide long-term capital appreciation, and as a secondary objective, current income, and is a diversified open-end management company registered under the 1940 Act. The Fund commenced operations on March 10, 2026.

The Fund currently offers an unlimited number of shares of a single class, without par value, which are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”). The Fund issues and redeems shares only in creation units (“Creation Units”) which are offered on a continuous basis through Paralel Distributors LLC (the “Distributor”), without a sales load (but subject to transaction fees, if applicable), at the net asset value (“NAV”) per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Fund does not issue fractional Creation Units. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its Schedule of Investments. The accompanying Schedule of Investments was prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the Schedule of Investments. Actual results could differ from those estimates. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update 2013-08.

Portfolio Valuation: The NAV per share of the Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value of the Fund’s total assets less its liabilities by the number of shares outstanding.

Domestic equity securities, including rights and warrants, traded on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day. If there has been no sale that business day, the securities are valued at the mean of the most recent bid and ask prices on the business day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day. Portfolio securities traded in the over-the-counter market, but excluding NASDAQ, are valued at the last quoted sale price in such market.

Investments in money market funds, including short-term investments, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as level 1 securities.

Securities for which market quotations are not readily available, including circumstances under which the Adviser determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Fund’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Fund’s valuation designee with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board.

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

7

NPF Core Equity ETF

NOTES TO SCHEDULE OF INVESTMENTS
April 30, 2026 (Continued) (Unaudited)

The following is a summary of the Fund’s investments in the fair value hierarchy as of April 30, 2026:

NPF Core Equity ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$617,081,048	$–	$–	$617,081,048
Rights	–	–	–	–
Money Market Funds	610,349	–	–	610,349
Total	$617,691,397	$–	$–	$617,691,397

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date.

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